FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlan

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlan
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

05/14/2008
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      16
                                                ---------------
Form 13F Information Table Value Total:         $       189,498
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                     Litman/Gregory Fund Advisors LLC
                                         Form 13-F Information Table
                                            as of March 31, 2008


                          TITLE OF               VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------  ----------  --------  --------- ---------  ---  ----  -------  -------- ------ ------ ----
AON                       com        037389103   17,368     249,058  SH          Sole       0      249,058
CEMEX SA de CV            SPONSORED
                           ADR 	    '151290889   23,052     874,366  SH          Sole       0      874,366
DELL Inc.                 com        24702R101   23,758     987,000  SH          Sole       0      987,000
DIRECTV Group Inc         com        25459L106   17,788     904,600  SH          Sole       0      904,600
Walt Disney Co.           com        254687106   13,744     662,000  SH          Sole       0      662,000
FEDEX CORP                com        31428X106   17,793     192,000  SH          Sole       0      192,000
General Motors
  Corporation             com        370442105   11,563     607,000  SH          Sole       0      607,000
Level 3 Communications    com        52729N100   13,507   6,371,188  SH          Sole       0    6,371,188
Liberty Media Holding
  Corp - Interactive      com        53071M104   10,781     668,000  SH          Sole       0      668,000
Liberty Media Holding
  Corp - Capital          com        53071M302    1,759     111,750  SH          Sole       0      111,750
LIBERTY MEDIA CORP NEW    com        53071M500   10,120     447,000  SH          Sole       0      447,000
UBS AG                    com        H89231338    5,674     197,000  SH          Sole       0      197,000
FAIRFAX FINL HLDGS LTD    sub
                           vtg com   303901593    5,817      20,000  SH          Sole       0       20,000
FAIRFAX FINL HLDGS LTD    sub
                           vtg com   303901102   10,342      36,024  SH          Sole       0       36,024
TELEPHONE + DATA SYS INC  special
                           commom    879433860    3,133      84,000  sh          Sole       0       84,000
TELEPHONE + DATA SYS INC  com        879433100    3,299      84,000  sh          Sole       0       84,000
                                                -------   ----------                            ----------
                                                189,498   12,494,986                            12,494,986
                                                =======   ==========                            ==========